Exploration and Evaluation Costs (Details) $ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Exploration and evaluation costs	$ 2,814	$ 3,542	$ 3,542	$ 4,086	$ 4,086		$ 7,230
British Columbia
Statement [Line Items]
Exploration and evaluation costs	0	42		14		$ 108
British Columbia | Assaying
Statement [Line Items]
Exploration and evaluation costs	0	2		2		16
British Columbia | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	0	0		0		0
British Columbia | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	0	5		10		8
British Columbia | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	0	1		0		3
British Columbia | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	0	0		0		0
British Columbia | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	0	15		0		28
British Columbia | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	0	0		0		0
British Columbia | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	0	13		1		33
British Columbia | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	0	0		0		0
British Columbia | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	0	0		0		1
British Columbia | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	0	6		1		19
Nunavut
Statement [Line Items]
Exploration and evaluation costs	136	250		288		521
Nunavut | Assaying
Statement [Line Items]
Exploration and evaluation costs	10	10		28		40
Nunavut | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	0	30		0		30
Nunavut | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	39	63		97		122
Nunavut | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	2	0		4		34
Nunavut | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	0	0		0		0
Nunavut | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	60	47		119		81
Nunavut | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	0	41		0		41
Nunavut | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	20	35		34		80
Nunavut | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	0	0		0		35
Nunavut | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	0	2		0		2
Nunavut | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	5	22		6		56
Quebec
Statement [Line Items]
Exploration and evaluation costs	2,678	3,250		3,784		6,601
Quebec | Assaying
Statement [Line Items]
Exploration and evaluation costs	267	719		429		1,098
Quebec | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	699	1,091		713		2,363
Quebec | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	319	382		450		757
Quebec | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	30	83		6		259
Quebec | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	7	0		127		149
Quebec | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	63	27		92		122
Quebec | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	4	44		6		51
Quebec | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	768	598		1,211		1,102
Quebec | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	187	136		267		310
Quebec | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	144	55		163		116
Quebec | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	190	114		320		274
Total | Assaying
Statement [Line Items]
Exploration and evaluation costs	277	732		459		1,154
Total | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	699	1,121		713		2,393
Total | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	358	450		557		887
Total | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	32	84		10		296
Total | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	7	0		127		149
Total | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	123	89		211		231
Total | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	4	85		6		92
Total | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	788	646		1,246		1,215
Total | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	187	136		267		345
Total | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	144	57		163		119
Total | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	$ 195	$ 142		$ 327		$ 349